Note 5 - Blanket Zimbabwe Indigenisation Transaction - Shareholder Percentages and Facilitation Loan Balances (Details) - USD ($) $ in Thousands			12 Months Ended
		Feb. 20, 2012	Dec. 31, 2021	Dec. 31, 2020 [1]
Statement Line Items [Line Items]
Shareholding		51.00%	36.00%
NCI Recognized			15.20%
NCI subject to facilitation loans			12.80%
Faciliation loans			$ 16,712	$ 19,175
NIEEF [member]
Statement Line Items [Line Items]
Shareholding		16.00%	16.00%
NCI Recognized			3.20%
NCI subject to facilitation loans			12.80%
Faciliation loans			$ 10,359	11,728
Community Trust [member]
Statement Line Items [Line Items]
Shareholding		10.00%	10.00%
NCI Recognized			10.00%
NCI subject to facilitation loans			0.00%
Faciliation loans			$ 0	0
BETS [member]
Statement Line Items [Line Items]
Shareholding	[2]		10.00%
NCI Recognized	[3]		2.00%
NCI subject to facilitation loans	[3]		0.00%
Faciliation loans			$ 6,353	$ 7,447

[1]	Facilitation loans are accounted for as equity instruments and are accordingly not recognised as loans receivable.
[2]	Accounted for under IAS19 Employee Benefits.
[3]	The shares held by BETS are effectively treated as treasury shares (see above).